BOARD OF DIRECTORS - Schedule of Board annual compensation (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Director Renumeration [Line Items]
Share valuation, volume weighted average price, term	20 days	20 days
Chair of the Board of Directors
Director Renumeration [Line Items]
Base salary	€ 65,000	$ 68,530
Share-based compensation	40,000	42,172
Non-Executive Director
Director Renumeration [Line Items]
Base salary	45,000	47,444
Share-based compensation	30,000	31,629
Chair Audit Committee
Director Renumeration [Line Items]
Base salary	9,000	9,489
Member Audit Committee
Director Renumeration [Line Items]
Base salary	3,000	3,163
Chair Remuneration Committee
Director Renumeration [Line Items]
Base salary	6,000	6,326
Member Remuneration Committee
Director Renumeration [Line Items]
Base salary	3,000	3,163
Chair Governance Committee
Director Renumeration [Line Items]
Base salary	6,000	6,326
Member Governance Committee
Director Renumeration [Line Items]
Base salary	€ 3,000	$ 3,163